SEGMENTED INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

The Company reports its financial results for the following two operating segments, which are also its reportable segments: commercial and wholesale (primarily FGH subsidiaries) and house of brands (primarily JustCBD and Vessel subsidiaries). These segments reflect how the Company's operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured.

For the year ended December 31, 2023, the Company had three operating segments, which were also its reportable segments: commercial and wholesale, house of brands and pharmaceuticals (formerly the Grupo Farmaceutico Cronomed and Breeze Laboratory subsidiaries in Colombia). Due to the sale of the Colombian subsidiaries during 2023 and the resulting reclassification into discontinued operations, the Company no longer reports a pharmaceuticals segment.

The Company's operates its manufacturing and distribution business within its United States and Germany subsidiaries. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the house of brands segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations and includes the Company's long-term investments.

Information regarding the Company's segments is summarized as follows:

	For the three months ended	For the three months ended
	March 31, 2024	March 31, 2023
Net Sales
Commercial & Wholesale	$11,342	$7,958
House of Brands	8,020	13,765
Eliminations	(1,331)	(2,404)
	$18,031	$19,319

Net (Loss) Income from Continuing Operations
Commercial & Wholesale	$(236)	$140
House of Brands	(967)	(354)
Corp & Eliminations	(2,171)	(2,972)
	$(3,374)	$(3,186)

As at	March 31, 2024	December 31, 2023
Assets
Commercial & Wholesale	$10,473	$9,096
House of Brands	11,377	11,608
Corp & Eliminations	2,424	2,922
	$24,274	$23,626

Disaggregation of net sales by geographic area:

	For the three months ended	For the three months ended
	March 31, 2024	March 31, 2023
Net Sales
United States	$6,518	$10,999
Germany	11,343	7,958
United Kingdom	170	362
	$18,031	$19,319

24. SEGMENTED INFORMATION

Prior to the fourth quarter of the year ended December 31, 2022, the Company had the following four operating segments, which were also its reportable segments: cannabis growth and derivative production, consumer products, pharmaceuticals and nutraceuticals, and beverage and food. Since the acquisition of FGH in December 2022 (Note 10), the Company has been reporting its financial results for the following three operating segments, which are also its reportable segments: commercial and wholesale (primarily FGH and the former Cosechemos subsidiary in Colombia), house of brands (primarily JustCBD and Vessel, as well as the former Kasa Wholefoods Company subsidiary in Colombia), and pharmaceuticals (formerly the Grupo Farmaceutico Cronomed and Breeze Laboratory subsidiaries in Colombia). These segments reflect how the Company's operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured.

As discussed in Note 2 and Note 5, on July 5, 2023, the Company entered into a Share Purchase Agreement with Lisan to sell all its shares in its Colombian related subsidiaries and its Colombian assets. This sale was completed in full on November 1, 2023. As such, the Company has presented the associated assets and liabilities of these Colombian subsidiaries as held for sale and the results of these subsidiaries are included in discontinued operations.

The Company's operates its manufacturing and distribution business within its United States and Germany subsidiaries. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the house of brands segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations and includes the Company's long-term investments.

The following tables show information regarding the Company's segments for the years ended December 31, 2023 and 2022.

In 2023, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue. In 2022, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue.

	December 31, 2023	December 31, 2022
Net Sales
Commercial & Wholesale	$38,262	$87
House of Brands	44,602	39,419
Pharmaceuticals	-	-
Eliminations	(6,793)	(6,105)
	$76,071	$33,401

Gross Profit
Commercial & Wholesale	$2,218	$(39)
House of Brands	15,520	13,290
Pharmaceuticals	-	-
Corp & Eliminations	-	-
	$17,738	$13,251

Net Loss from Continuing Operations
Commercial & Wholesale	$(8,763)	$(109)
House of Brands	(31,399)	(29,594)
Pharmaceuticals	(81)	-
Corp & Eliminations	(6,426)	(17,000)
	$(46,669)	$(46,703)

Other significant items:

	Commercial & Wholesale	House of Brands	Pharmaceuticals	Corporate & Eliminations	Consolidated
2023
Stock based compensation	$-	$-	$-	$1,591	$1,591
Interest expense (income)	93	11	-	(12)	92
Income taxes	(1,650)	3	-	19	(1,628)
Depreciation and amortization	857	1,478	-	-	2,335
Unrealized gain from changes in fair value	-	(964)	-	(1,027)	(1,991)
Total assets	9,096	11,608	-	2,922	23,626

2022
Stock based compensation	$-	$-	$-	$3,404	$3,404
Interest expense (income)	1	(27)	-	(3)	(29)
Income taxes	(12)	(1,393)	-	-	(1,405)
Depreciation and amortization	1	2,077	-	66	2,144
Unrealized loss from changes in fair value	-	-	-	593	593
Total assets	22,225	48,950	3,313	6,499	80,987

Disaggregation of net sales and net loss before income taxes by geographic area:

	December 31, 2023	December 31, 2022
Net Sales
United States	$36,536	$32,312
Germany	38,262	87
United Kingdom	1,273	1,002
	$76,071	$33,401

	December 31, 2023	December 31, 2022
Net Loss Before Income Taxes
United States	$(31,013)	$(27,867)
Germany	(10,258)	(121)
United Kingdom	(364)	(3,120)
Canada	(6,662)	(17,000)
	$(48,297)	$(48,108)

Disaggregation of property, plant and equipment and other long-lived assets by geographic area:

	December 31, 2023	December 31, 2022
Property, Plant and Equipment
United States	$354	$759
Germany	493	459
	$847	$1,218
	December 31, 2023	December 31, 2022
Other Long-lived Assets
United States	$1,140	$33,332
Germany	-	9,969
Colombia	-	4,392
United Kingdom	89	191
Canada	186	730
	$1,415	$48,614

	December 31, 2023	December 31, 2022
Total Assets
United States	$11,094	$45,341
Germany	9,096	19,382
Colombia	-	8,122
United Kingdom	514	559
Canada	2,922	7,583
	$23,626	$80,987